Significant Accounting Policies - Recent Accounting Pronouncements, Accounting for Dry-Docking Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Significant Accounting Policies - Recent Accounting Pronouncements [Abstract]
Amortization of deferred charges	$ 1,368	$ 730	$ 146